Acquisition (Tables)	12 Months Ended
Dec. 31, 2017
Acquisition Tables
Schedule of Reconciliation of Investment

The following is a reconciliation of the Company’s investment in BMG prior to acquisition:

$
Balance as at December 31, 2015	-
Initial investment	3,668,502
Additional investment	2,691,714
Dilution loss in BMG	(67,602)
Equity loss in BMG	(336,467)
Impact of share-based payment in BMG	218,874
Balance as at December 31, 2016	6,175,021
Dilution loss in BMG	(238,057)
Equity loss in BMG	(569,398)
Impact of share-based payment in BMG	8,962
Value of investment prior to acquisition	5,376,528

Schedule of Assets and Liabilities of Assumed on Acquistion

The assets and liabilities of BMG assumed on acquisition were as follows:

$
Cash	1,355,706
Receivables	51,246
Held for trading investments	578
Prepaid expenses	41,758
Exploration and evaluation assets	10,189,010
Reclamation bonds	33,150
Accounts payable and accrued liabilities	(235,486)
Loan payable	(1,550,000)

Net assets	9,885,962

Schedule of Consideration for Acquisition

The total consideration for the acquisition was as follows:

$
Value of investment prior to acquisition	5,376,528
Cash paid	3,956,656
Value of shares issued	24,970,694
Transaction costs	561,959
Value of replacement stock options and warrants	576,506
35,442,343
Less: net assets	(9,885,962)

Excess consideration paid over the net assets of BMG	25,556,381